Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Taxes [Line Items]
Statutory tax rate	35.00%	35.00%	35.00%
Income taxes on gains (losses) of securities		$ 1,100,000
Deferred tax assets operating loss carry forwards, total	18,300,000
Valuation allowance related to gross deferred tax assets	2,199,000	1,498,000
Net unrealized capital losses	400,000
Total net unrealized tax capital losses	700,000
Tax related interest	200,000	200,000
Adjustments impacting tax expense	0
Pennsylvania [Member]
Schedule Of Income Taxes [Line Items]
Valuation allowance related to gross deferred tax assets	$ 1,800,000
Minimum [Member]
Schedule Of Income Taxes [Line Items]
Deferred tax assets operating loss carry forwards, expiry date	2020
Maximum [Member]
Schedule Of Income Taxes [Line Items]
Deferred tax assets operating loss carry forwards, expiry date	2033